Trade accounts receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade accounts receivable
9.	Trade accounts receivable
Trade accounts receivables are amounts due from clients mainly related to equipment rental and other services and Pin Pads & POS sales to other customers. Trade accounts receivable are generally due between 30 and 60 days, therefore are all classified as current.

	2019	2018
Accounts receivable from clients (a)	108,490	32,823
Loans held for sale (b)	124,661	—
Other trade accounts receivable	39,922	19,538
Allowance for expected credit losses	(23,656)	(7,745)

	249,417	44,616

(a)	Comprised mainly of accounts receivable from equipment rental.
(b)	Comprised of accounts receivable from credit solution.
The Group records an allowance for expected credit losses of trade receivables from the lease of equipment to clients based on an expected credit loss model covering history of defaults and the expected nature and level of risk associated with receivables. See Note 3.6.1.4 and 4.1 for further details.
The movement in the allowance for expected credit losses of trade accounts receivables is as follows:

	2019	2018
At January 1	7,745	5,048
Charge for the year	35,695	12,257
Reversal	(3,179)	(3,051)
Write-off	(16,605)	(6,509)

At December 31	23,656	7,745